SUPPLEMENT DATED FEBRUARY 3, 2010
TO
PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information about the Goldman Sachs Capital Growth Fund.

On April 30, 2010, the name of the Goldman Sachs Capital Growth Fund will be changed to Goldman Sachs Strategic Growth Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Selects (US) 2010